Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

As of October 29, 2014 the Company issued 212,302,506 shares of common stock in conjunction with the partial conversion of certain promissory notes. The company has 637,511,771 outstanding shares.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2014 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 10 – SUBSEQUENT EVENTS

On January 2, 2014 the Company issued 500,000 shares of common stock to a service provider for services rendered. An expense of $2,950.00 was recorded for this transaction.

On January 16, 2014 the Company issued 2,664,000 shares of common stock in conjunction with the partial conversion of a of a promissory note dated June 4, 2013 for $4,000 face value plus accrued interest of $103. The conversion price of the stock issued in this transaction was $0.0015 as provided by the note agreement..

On February 4, 2014 the Company issued 5,050,000 shares of common stock in conjunction with the partial conversion of a promissory note dated July 23, 2013 for $10,100 face value plus accrued interest of $66. The conversion price of the stock issued in this transaction was $0.002 as provided by the note agreement..

On February 6, 2014 the Company issued 2,804,000 shares of common stock in conjunction with the partial conversion of a portion of a promissory note dated June 4, 2013 for $7,000 face value plus accrued interest of $560. The conversion price of the stock issued in this transaction was $0.0026 as provided by the note agreement..

On February 12, 2014 the Company issued 3,666,667 shares of common stock in conjunction with the partial conversion of a promissory note issued under a consulting agreement with a former officer.

On February 13, 2014 the Company issued 3,010,000 shares of common stock in conjunction with the conversion of a portion of a promissory note dated July 23, 2013 for $5,400 principal plus accrued interest of $620. The conversion price of the stock issued in this transaction was $0.002 as provided by the note agreement..

On February 20, 2014 the Company issued 2,543,235 shares of common stock in conjunction with the partial conversion of a portion of a promissory note dated March 05, 2013 for $5,000 principal. The conversion price of the stock issued in this transaction was $0.0019 as provided by the note agreement..

On February 28, 2014 the Company issued 1,792,813 shares of common stock in conjunction with the partial conversion of a portion of a promissory note dated June 4, 2013 for $4,000 principal. The conversion price of the stock issued in this transaction was $0.0022 as provided by the note agreement..

On March 25, 2014 the Company issued 8,000,000 shares of common stock in conjunction with the settlement agreement with Ironridge Global, previous discussed. The stock was recorded at $56,000 but had a fair market value of $80,000. The Company recorded a loss on this issuance of $24,000.

We, together with certain other parties (collectively, the “Defendants”), are currently involved in litigation against Kyle Gotshalk, Leonard Gotshalk, Clinton Hall, LLC, Richard Maher and Patrick O’Loughlin (collectively, the “Plaintiffs”). On April 25, 2013, the Plaintiffs filed a complaint with the United States District Court for the District of Nevada alleging claims including securities fraud and breach of contract. The Company believes these claims to be unfounded and the Company is prepared to file an answer with the United States District Court for the District of Nevada, together with counterclaims against the Plaintiffs. The Company is continuing to vigorously defend itself against this lawsuit and in March 2014 has retained an attorney in Nevada to pursue the matter. On September 9, 2014, the court granted the Defendants’ motion to set aside any entry of default judgement.

Except as set forth above, we are not currently involved in any litigation that we believe could have a materially adverse effect on our financial condition or results of operations. Except as set forth above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or any of our subsidiaries, threatened against or affecting our Company, our common stock, any of our subsidiaries or of our Company’s or our Company’s subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2013 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.